(26) COST OF ELECTRIC ENERGY (Tables)	12 Months Ended
Dec. 31, 2018
Cost Of Electric Energy Tables Abstract
Summary of cost of electric energy
	2018
	In GWh	R$
Electricity purchased for resale
Itaipu Binacional	11,117	2,668,346
PROINFA	1,111	330,638
Energy purchased through auction in the regulated market, bilateral contracts and spot market	61,461	13,969,953
PIS and COFINS credit	-	(1,502,673)
Subtotal	73,689	15,466,265

Electricity network usage charge
Basic network charges		2,114,720
Transmission from Itaipu		266,153
Connection charges		162,852
Charges for use of the distribution system		48,811
System service charges - ESS, net of transfers from CONER		(106,002)
Reserve energy charges - EER		134,824
PIS and COFINS credit		(249,458)
Subtotal		2,371,901

Total		17,838,165

	2017
	In GWh	R$
Electricity purchased for resale
Itaipu Binacional	11,779	2,350,858
PROINFA	1,142	293,161
Energy purchased through auction in the regulated market, bilateral contracts and spot market	65,053	14,536,257
PIS and COFINS credit	-	(1,562,779)
Subtotal	77,974	15,617,498

Electricity network usage charge
Basic network charges		1,541,629
Transmission from Itaipu		159,896
Connection charges		122,536
Charges for use of the distribution system		39,451
System service charges - ESS, net of transfers from CONER		(452,978)
Reserve energy charges - EER		(303)
PIS and COFINS credit		(126,213)
Subtotal		1,284,020

Total		16,901,518

	2016
	In GWh (*)	R$
Electricity purchased for resale
Itaipu Binacional	10,497	2,025,780
Spot market / PROINFA	2,253	269,792
Energy purchased through auction in the regulated market and bilateral contracts	51,225	8,541,677
PIS and COFINS credit	-	(987,997)
Subtotal	63,975	9,849,252

Electricity network usage charge
Basic network charges		834,341
Transmission from Itaipu		53,248
Connection charges		84,927
Charges for use of the distribution system		38,699
System service charges - ESS, net of transfers from CONER		362,735
Reserve energy charges - EER		106,925
PIS and COFINS credit		(129,883)
Subtotal		1,350,990

Total		11,200,242

(*) Information not audited by the independent auditors